Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 elizabeth.gioia@prudential.com

May 4, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Pruco Life Insurance Company
Pruco Life Flexible Premium Variable Annuity Account
Definitive Filings Pursuant to Rule 497(j)
Pruco Life Insurance Company File Nos.:
333-288845	333-288851	333-288857	333-288861
333-288846	333-288852	333-288858	333-288862
333-288847	333-288853	333-288859	333-288864
333-288848	333-288855	333-288860	333-288865
333-288849
Pruco Life Flexible Premium Variable Annuity Account
Investment Company Act No. 811-07325; File Nos.:
333-06701	333-170466	333-184890	333-256966
333-130989	333-184541	333-192701	333-267463
333-162673	333-184887	333-230983	333-37728
333-162680	333-184888

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus and Statement of Additional Information (“SAI”) included in each of the above-referenced Registration Statements, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement and

2.
The text of the most recent post-effective amendments has been filed with the Commission electronically on April 20, 2026.

Very truly yours,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel